ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Payroll payable	77,218	71,529	9,799
Accrued expenses	28,732	30,252	4,145
Tax payable	30,320	16,175	2,216
Deposits	2,498	2,729	374
Others	4,909	5,816	797
	143,677	126,501	17,331